DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	PRIME ACQUISITION CORP
Entity Central Index Key	0001485922
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,894,983
Trading Symbol	pacqu
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes

BALANCE SHEET (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 7,411	$ 68,966
Cash held in trust account	36,620,933	36,627,014
Prepaid expenses	8,039	30,810
Total current assets	36,636,383	36,726,790
Non-current assets
Fixed assets	3,595	2,294
TOTAL ASSETS	36,639,978	36,729,084
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	622,256	80,825
Due to related party	275,771	83,184
Deferred underwriters fees	1,022,833	1,022,833
Notes payable to shareholders	60,000	0
Total current liabilities	1,980,860	1,186,842
Ordinary shares, subject to possible redemption 3,031,969 shares at $10.02 per share	30,380,329	30,380,329
Shareholders' equity
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 4,894,983 shares issued and outstanding at December 31, 2012 and 2011)	1,863	1,863
Additional paid-in capital	5,890,921	5,685,171
Deficit accumulated during the development stage	(1,613,995)	(525,121)
Total shareholders' equity	4,278,789	5,161,913
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 36,639,978	$ 36,729,084

BALANCE SHEET [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, subject to possible redemption, shares	3,031,969	3,031,969
Ordinary shares, subject to possible redemption, per share (in dollars per share)	$ 10.02	$ 10.02
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares Authorized	50,000,000	50,000,000
Ordinary shares, shares issued	4,894,983	4,894,983
Ordinary shares, shares outstanding	4,894,983	4,894,983

STATEMENT OF OPERATIONS (USD $)	12 Months Ended		35 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses	(1,120,793)	(479,050)	(1,661,516)
Formation costs	0	0	(5,317)
Total Operating expenses	(1,120,793)	(479,050)	(1,666,833)
Operating loss	(1,120,793)	(479,050)	(1,666,833)
Interest earned from investment held in trust	31,919	20,919	52,838
Net loss	$ (1,088,874)	$ (458,131)	$ (1,613,995)
Weighted average shares outstanding (in shares)	4,894,623	4,085,986	3,541,946
Basic and diluted net loss per share (in dollars per share)	$ (0.22)	$ (0.11)	$ (0.46)

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 03, 2010
Ordinary shares issued February 18, 2010 for cash at $0.001 per share	1,409	0	0	1,409
Ordinary shares issued February 18, 2010 for cash at $0.001 per share (in shares)	1,408,750
Non-employee stock based compensation	0	34,374	0	34,374
Ordinary shares issued November 25, 2010 for cash at $0.001 per share	155	0	0	155
Ordinary shares issued November 25, 2010 for cash at $0.001 per share (in shares)	155,250
Net loss	0	0	(66,990)	(66,990)
Balance at Dec. 31, 2010	1,564	34,374	(66,990)	(31,052)
Balance (in shares) at Dec. 31, 2010	1,564,000
Forfeiture of Initial Shareholders units	(156)	156	0	0
Forfeiture of Initial Shareholders units (in shares)	(156,400)
Proceeds from sale of warrants in private placement	0	1,638,800	0	1,638,800
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344	3,600	33,676,056	0	33,679,656
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344 (in shares)	3,600,000
Sale of unit purchase option to underwriters	0	100	0	100
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488	53	503,210	0	503,263
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488 (in shares)	52,975
Proceeds subject to possible redemption of 3,031,969 shares	(3,032)	(30,377,297)	0	(30,380,329)
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment	(166)	166	0	0
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment (in shares)	(165,592)
Non-employee stock based compensation	0	209,606	0	209,606
Net loss	0	0	(458,131)	(458,131)
Balance at Dec. 31, 2011	1,863	5,685,171	(525,121)	5,161,913
Balance (in shares) at Dec. 31, 2011	4,894,983
Non-employee stock based compensation	0	180,750	0	180,750
Reversal of over-accrual of offering costs	0	25,000	0	25,000
Net loss	0	0	(1,088,874)	(1,088,874)
Balance at Dec. 31, 2012	$ 1,863	$ 5,890,921	$ (1,613,995)	$ 4,278,789
Balance (in shares) at Dec. 31, 2012	4,894,983

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Ordinary shares issued price per share, one (in dollars per share)	$ 0.001
Ordinary shares issued price per share, two (in dollars per share)	$ 0.001
Offering costs and underwriter discount for initial public offering		$ 2,320,344
Underwriter discount for underwriter over allotment exercise		$ 26,488
Proceeds subject to possible redemption, shares (in shares)		3,031,969
Forfeiture of units due to underwriters partial exercise of over-allotment, shares (in shares)		165,592

STATEMENT OF CASH FLOWS (USD $)	12 Months Ended		35 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash Flows from Operating Activities
Net Loss	$ (1,088,874)	$ (458,131)	$ (1,613,995)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-employee stock based compensation	180,750	209,606	424,730
Depreciation expense	815	536	1,412
Changes in operating assets and liabilities
Prepaid expenses	22,771	(28,110)	(8,039)
Accrued expenses	566,431	(166,754)	647,254
Deferred offering costs	0	358,900	0
Due to related party	192,587	70,425	275,771
Net cash used in operating activities	(125,520)	(13,528)	(272,867)
Cash Flows from Investing Activities
Funds placed in trust account from offerings	0	(36,088,000)	(36,088,000)
Funds placed in trust account from underwriters' exercise of over-allotment option	0	(518,096)	(518,096)
Proceed from US Treasury Bills	6,081	(20,918)	(14,837)
Purchases of fixed assets	(2,116)	0	(5,005)
Net cash provided by (used in) investing activities	3,965	(36,627,014)	(36,625,938)
Cash Flows from Financing Activities
Proceeds from sale of ordinary shares to founding shareholders	0	155	1,564
Proceeds from initial public offering	0	36,000,000	36,000,000
Proceeds from issuance of underwriter purchase option	0	100	100
Proceeds from private placement of insider warrants	0	1,638,800	1,638,800
Proceeds from underwriter over-allotment exercise	0	529,750	529,750
Payment of underwriting fees and offering costs	0	(1,323,998)	(1,323,998)
Proceeds from notes payable to shareholders	60,000	0	210,000
Payment of notes payable to shareholders	0	(150,000)	(150,000)
Net cash provided by financing activities	60,000	36,694,807	36,906,216
Net (decrease) increase in cash	(61,555)	54,265	7,411
Cash and cash equivalent at beginning of year/period	68,966	14,701	0
Cash and cash equivalent at end of year/period	7,411	68,966	7,411
Supplemental disclosure of non-cash financing activities
Deferred underwriters' commission included in proceeds from the IPO and over-allotment exercise	$ 0	$ 1,022,833	$ 1,022,833

Organization and Plan of Business Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Plan of Business Operations

Prime Acquisition Corp. (the “Company”) is a Cayman Islands limited life exempted company organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective March 24, 2011. The Company consummated the Offering on March 30, 2011 and received net proceeds of $34,712,656, including $1,008,000 in deferred underwriter’s fees. In connection with the Offering, the Company further received $1,638,800 from the private placement sale of Placement Warrants (Note 3). On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering), and the Company received additional net proceeds of $518,096, including $14,833 in deferred underwriter's fees. Substantially all of the net proceeds from the Offering and private placement are intended to be generally applied toward consummating a business combination (“Business Combination”). The Company’s management has complete discretion in identifying and selecting a target business. There is no assurance that the Company will be able to successfully effect a Business Combination. As of December 31, 2012, $36,620,933 is being held in a trust account (“Trust Account”) until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The funds being in a trust account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions, and initial and continuing general and administrative expenses.

On February 22, 2013, a binding letter of intent (“LOI”) was entered into by and between us and BHN, Srl. (“BHN”) setting forth terms for an acquisition by us of a newly formed entity that is not affiliated with BHN (“Target”), which will, directly or indirectly, own a portfolio of real estate properties in southern Europe. We refer to the acquisition of Target by us as the Acquisition. The LOI sets forth the principal terms for the Acquisition, and the parties have agreed pursuant to the LOI to negotiate in good faith a definitive purchase agreement setting forth all of the terms and conditions of the Acquisition. Upon the closing of the transactions contemplated in the LOI and subject to the terms of the definitive purchase agreement, we will acquire 100% of the issued and outstanding shares of Target in exchange for our assuming certain debt obligations under promissory notes or mortgages of the Target with an aggregate principal amount of approximately $175 million and the issuance of our ordinary shares for the balance of the value of Target’s business at a valuation of $10.00 per share. In accordance with the terms of the LOI, the valuation of the Target and its portfolio of properties is approximately $200 million, however, the exact composition of such portfolio is subject to adjustment prior to execution of the definitive agreements. Accordingly, the number of shares to be issued at the closing will be adjusted to account for variations in the total valuation of the Target and its portfolio of properties. On March 18, 2013, we and BHN issued a joint press release providing additional information about the proposed portfolio of properties to be acquired in the Acquisition.

Since we would not have been able to complete the Acquisition prior to March 30, 2013, the date by which we were required by our amended and restated memorandum and articles of association and trust agreement governing the Trust Account to complete our initial business combination. Our board of directors determined that it would be in the best interests of our shareholders for us to continue our existence for an additional six months (until September 30, 2013) rather than dissolve as required by our articles of association, which we refer to as the Extension. In order to effect the Extension, our shareholders approved certain amendments to our Articles of Association and the trust agreement governing the Trust Account at a special meeting of shareholders held on Wednesday, March 27, 2013.

In connection with the Extension, our board of directors determined that it was in our best interest to allow shareholders with the opportunity to redeem their ordinary shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account pursuant to an amendment (which was approved as part of the Extension) to the agreement governing the Trust Account by means of a tender offer, which we refer to as the Extension Tender Offer. Following approval of the Extension, the Extension Tender Offer expired at 5:00 p.m., United States Eastern Time on the evening of Thursday, March 28, 2013. Pursuant to the terms of the Extension Tender Offer, 3,008,955 of our ordinary shares were tendered and accepted for redemption by the Company for an aggregate purchase price of $30,149,729.10. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with a business combination.

On February 25, 2013, the Company, BHN and certain funds affiliated with AQR Capital Management, LLC (collectively, the “AQR Funds”) entered into agreements, pursuant to which the Company has granted the AQR Funds the right to put an aggregate of 535,000 ordinary shares to the combined company at a price of $10.55 per share for a period of four months following completion of the Acquisition. Pursuant to the agreements and in exchange for receiving the put right, the AQR Funds agreed not to tender any shares held by them in the Extension Tender Offer or in any future issuer tender offer that the Company may conduct in connection with a business combination. In connection with the put arrangement, the Company paid the AQR Funds a fee of $0.10 per share (an aggregate of $53,500) and will pay an additional fee of $0.20 per share (an aggregate of $107,000) on the three month anniversary of the execution of the put agreements. Chardan Capital Markets, LLC will also receive a fee of $0.20 per share (an aggregate of $107,000) upon closing of the Acquisition. The parties also agreed to place $10.02 per share (an aggregate of $5,360,700) into escrow following completion of the Acquisition until the put rights are exercised or expire.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders with the opportunity to redeem their shares for a pro rata portion of the Trust Account. In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering (“Public Shares”) exercise their redemption rights, including shares redeemed in connection with the Extension, the Business Combination will not be consummated. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (“Initial Shareholders”), have agreed to waive any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any shareholder may demand that the Company convert his or her shares. Any shareholder will have the right to demand that such shareholder’s shares be converted into a pro rata share of the Trust Account, initially approximately $10.02 per Public Share.

Following the Extension, the Company’s Memorandum and Articles of Association provides that the Company will continue in existence until September 30, 2013. If the Company has not completed a Business Combination by such date, this will trigger the winding up of the Company and it will liquidate and distribute the proceeds held in the Trust Account to the Public Shareholders.

As of December 31, 2012, the total legal expenses incurred related to the Business Combination was $520,672. In addition, our legal counsel has advanced a further sum of $1,829 for expenses paid on behalf of Prime. As of December 31, 2012, the Company has a payable to its legal counsels of $514,648.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Fair Value

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, investments held in trust, prepaid expenses, accrued expenses, and due to related parties.

Investments Held in Trust

Investment securities consist of United States Treasury securities. The Company classifies its securities as held-to-maturity in accordance with FASB Accounting Standards Codification (“ASC”) 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Income Taxes

The Company was incorporated as a Cayman Island exempted company and therefore the Company is not currently subject to income tax. Upon consummation of an acquisition as contemplated, the Company may be subject to income tax depending on the jurisdiction and nature of the merged entity’s operations.

Redeemable Common Stock

The Company accounts for redeemable common stock in accordance with ASC 480-10-S99 “Classification and Measurement of Redeemable Securities,” which provides that securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity. Accordingly, 3,031,969 shares of common stock sold in the Offering are classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value in the period they occur and adjusts the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

Share-Based Compensation

Share-based compensation expense related to non-employee options is recognized in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” for equity instruments issued to other than employees for acquiring goods and/or services.

The Company estimates the fair value of option awards using the Black-Scholes option pricing model. Determining the fair value of awards under this model represents management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled an additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	For the year ended December 31, 2012	For the year ended December 31, 2011
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

The warrants and options are always excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Recent Accounting Pronouncements

The adoption of recently effective accounting standards FASB ASU No. 2011-11, 2011-10, 2011-04, 2010-29, 2010-13, 2010-09, 2010-06, 2010-05, 2010-04, did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.

Initial Public Offering	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]

Note 3 — Initial Public Offering

The registration statement for the Offering was declared effective March 24, 2011. On March 30, 2011, the Company sold 3,600,000 Units, at an Offering price of $10.00 per unit, generating gross proceeds of $36,000,000. Each Unit consists of one ordinary share, $0.001 par value, of the Company and one Redeemable Purchase Warrant (“Warrant”). Each Warrant will entitle the holder to purchase from the Company one ordinary share at an exercise price of $7.50 commencing upon the later of the completion of a Business Combination, or March 30, 2012. The warrants expire on March 30, 2016, unless earlier redeemed. The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days’ notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, the Founder warrants and the Placement Warrants may be exercised on a “cashless basis.’' In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (X) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (Y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants to be sold and issued in the Offering, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed.

In connection with the Offering, the Company granted the underwriters a 45-day option to purchase up to 540,000 additional Units solely to cover over-allotments. On May 10, 2011, the Company announced that the underwriters of its Offering exercised their over-allotment option in part, for a total of an additional 52,975 units (over and above the 3,600,000 units sold in the Offering) generating additional gross proceeds of $529,750.

The 3,652,975 units sold in the Offering, including the 52,975 units subject to the over-allotment option, were sold at an offering price of $10.00 per unit, generating gross proceeds of $36,529,750. A total of $36,606,096, which includes a portion of the $1,638,800 of proceeds from the private placement of Placement Warrants (as defined below) to the founding shareholders, has been placed in trust.

In connection with the Extension, our board of directors determined that it was in our best interest to allow shareholders with the opportunity to redeem their ordinary shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account pursuant to an amendment (which was approved as part of the Extension) to the agreement governing the Trust Account by means of a tender offer, which we refer to as the Extension Tender Offer. Following approval of the Extension, the Extension Tender Offer expired at 5:00 p.m., United States Eastern Time on the evening of Thursday, March 28, 2013. Pursuant to the terms of the Extension Tender Offer, 3,008,955 of our ordinary shares were tendered and accepted for redemption by the Company for an aggregate purchase price of $30,149,729.10. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with a business combination.

The Company agreed to pay the underwriters in the Offering an underwriting discount of 5% of the gross proceeds of the Offering. However, the underwriters agreed that a portion of the underwriting discounts equal to 2.8% of the gross proceeds of the Offering (or $1,022,833) will not be payable unless and until the Company completes a Business Combination and have waived their right to receive such payment upon the Company's liquidation if it is unable to complete a Business Combination.

On March 24, 2011, certain of the Initial Shareholders purchased an aggregate of 2,185,067 warrants (the “Placement Warrants”) from the Company in a private placement pursuant to the exemption from registration contained in Section 4(2) of the Securities Act of 1933, as amended. The Placement Warrants were sold for a total purchase price of $1,638,800 or $0.75 per warrant. The private placement took place immediately prior to the consummation of the Offering. The Placement Warrants are identical to the Warrants contained in the Units except that the Placement Warrants may be exercised on a cashless basis at any time after a Business Combination even if there is not an effective registration statement relating to the shares underlying the Warrants so long as such Placement Warrants are held by these individuals or their affiliates and are subject to certain transfer restrictions. Pursuant to that certain Placement Warrant Purchase Agreement, the purchasers have agreed that, with certain exceptions for certain gifts to family members, by virtue of the laws of descent, and pursuant to a qualified domestic relations order, the Placement Warrants will not be sold or transferred by them until after the Company has completed a business combination.

In addition, at the closing of the Offering, the Company issued a unit purchase option, for $100, to the representative of the underwriters and/or its designees to purchase 215,000 Units at an exercise price of $12.00 per unit. The units issuable upon exercise of this option are identical to the units being offered in the Offering. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option is approximately $1,220,400 (approximately $3.39 per unit) using a Black-Scholes option-pricing model.

The fair value of the unit purchase option granted to the underwriter is estimated as of the date of grant using the following assumptions: (1) expected volatility of 43.55%, (2) risk-free interest rate of 1.44% based on the five-year U.S. Treasury Note and (3) expected life of 5 years. The volatility assumption is based on the average of two post-merged blank check companies operating in the greater China region in uncorrelated sectors (media and agriculture). Thus, the Company believes that the volatility estimate is comprehensive enough, considering that the Company does not have a specific target industry. The Company believes also that the volatility estimate calculated is a reasonable benchmark to use in estimating the expected volatility of the Company’s Units. Although an expected life of five years was used in the calculation, if the Company does not consummate a business combination within the prescribed time period and automatically dissolves and subsequently liquidates its Trust Account, the option will become worthless. The unit purchase option may be exercised for cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying warrants, the unit purchase option or warrants, as applicable, will expire worthless.

Investments Held in Trust	12 Months Ended
Dec. 31, 2012
Investments Held In Trust [Abstract]
Investments Held In Trust [Text Block]

Note 4 — Investments Held in Trust

Substantially all of the net proceeds from the Offering are intended to be generally applied toward consummating a Business Combination. Management agreed to place the net proceeds from the Offering into the Trust Account until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements.

As of December 31, 2012, investment securities in the Company’s Trust Account consist of $35,999,756 in United States government treasury bills (the “T-Bills”) with maturities on January 3, 2013 and $621,177 in cash. The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held-to-maturity securities at December 31, 2012 are as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Cash	$621,177	$-	$-	$621,177
Held-to-Maturity:
United States Treasury Securities	35,999,756	244	-	36,000,000
Total Investments Held in Trust	$36,620,933	$244	$-	$36,621,177

The Company’s T-Bills had original maturity dates ranging from April 5, 2012 to October 4, 2012. Upon maturity, the Company received $26,359 in interest income and reinvested $35,992,690 of the proceeds in six-month T-Bills with maturity of January 3, 2013. As of December 31, 2012, the Company has recognized $7,066 of interest income related to the T-Bills. The remaining $244 unamortized discount will be recognized over the remaining life of the securities.

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 — Related Party Transactions and Balances

The Company entered into two non-interest bearing unsecured promissory notes with one director of the Company in a principal amount total of $60,000. The notes shall be repaid on the earlier of consummation of a Business Combination or liquidation of the Company.

From time to time Company’s executives incurred expenses on behalf of the Company for various office and travel expenses. No interest is charged by the executives on any outstanding balance owed by the Company. For the years ended December 31, 2012 and December 31, 2011, and the periods from February 4, 2010 (inception) to December 31, 2012, total expenses paid by the executives on behalf of the Company totaled $122,092, $164,638 and $299,489, respectively. As of December 31, 2012, the Company has a payable to its executives of $137,291.

The Company has agreed to pay Kaiyuan Real Estate Development (“Kaiyuan”) a total of $7,500 per month for office space, administrative services and secretarial support for a period commencing March 30, 2011 and ending on the earlier of consummation of a Business Combination or liquidation of the Company. Kaiyuan is an affiliate of Mr. Yong Hui Li, the Company’s chairman. The total expenses incurred under this agreement for the years ended December 31, 2012 and December 31, 2011, and the period from February 4, 2010 (inception) to December 31, 2012 were $70,495, $67,984, and $138,479, respectively. From February 1, 2012 through January 31, 2013, we also had approximately 150 sq. foot of additional office space, administrative services and secretarial support in Taipei, Taiwan. Fees for the additional office space, administrative services and secretarial support were included in the $7,500 monthly fee paid to Kaiyuan. As of December 31, 2012, the Company has a payable to Kaiyuan of $138,479.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 6 — Fair Value Measurements

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the financial statements and its accompanying notes are based on information available to the Company as of December 31, 2012.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has no assets or liabilities carried at fair value on a recurring basis or assets carried at fair value on a non-recurring basis as of December 31, 2012.

As of December 31, 2012, $36,000,000 of the Company’s investment held in trust was invested exclusively in obligations of the U.S. government issued or guaranteed by the U.S. Treasury with the remaining amount held in cash. The Company accounts for these investments as held-to-maturity securities, which are recorded on the balance sheet at amortized cost and classified as either short term or long term based on the contractual maturity. The fair values of the Company’s investments in U.S. Treasury bills are determined through observable quoted active markets and the fair value approximates carrying value due to the short-term nature. As of December 31, 2012 there were no unrealized gains or losses recognized on investments held in trust and the securities mature on January 3, 2013.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7 — Shareholders’ Equity

Common Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. The holders of the ordinary shares are entitled to one vote for each ordinary share.

As of December 31, 2010 there were 1,564,000 units issued and outstanding.

In March 2011, the Company’s initial shareholders forfeited, and the Company cancelled 156,400 units.

On March 30, 2011, the Company sold 3,600,000 units during the Offering.

On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering). The Company’s initial shareholders forfeited, and the Company cancelled 165,592 units in connection with this partial exercise of the underwriters’ over-allotment option.

As of December 31, 2012 there were 4,894,983 units outstanding. In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company’s ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination. An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company’s ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 8 – Share-Based Compensation

On February 25, 2010 the Company’s board of directors authorized and issued 20,000 of stock options, each option to purchase one ordinary share of the Company to directors, employees and consultants of the Company. The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account. On November 15, 2010, the Company’s board of directors authorized to reserve an additional 200,000 stock options for issuance to directors, employees and consultants of the Company from time to time, bringing the total authorized to an aggregate of 220,000 stock options.

On December 3, 2010 and March 21, 2012 the Company’s board of directors further authorized the additional issuance of 35,000 and 5,000 stock options respectively, each option to purchase one ordinary share of the Company to officers or directors of the Company. The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account. This additional authorization brings the total stock options granted as of December 31, 2012 to 60,000.

With respect to the 60,000 shares of stock options granted as of December 31, 2012, 9,500 shares of the options were granted to certain non-employee consultants for services to be provided over a two year period that vest quarterly and 40,000 options to certain officers or directors over a two and a half year period that vest quarterly. In addition the Company granted certain consultants 10,500 options which vest upon such consultants meeting certain performance requirements.

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to December 31, 2012:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.46	530,679
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	5.46	534,001
Granted	5,000	0.001	5.00	48,246
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2012	60,000	0.001	4.44	595,140
Exercisable at December 31, 2012	43,900	0.001	4.44	435,444

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to December 31, 2012:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	55,000
Vested	(3,563)
Cancelled	-
Unvested at December 31, 2010	51,437
Granted	-
Vested	(21,850)
Cancelled	-
Unvested December 31, 2011	29,587
Granted	5,000
Vested	(18,487)
Cancelled	-
Unvested December 31, 2012	16,100

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from February 4, 2010 (inception) to December 31, 2012
Stock Price	$9.39 - $12.11
Risk-free interest rate	1.15% - 2.33%
Expected term (in years)	4.44
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0%

Management used the following assumptions for the Black-Scholes inputs: On the option valuation date, the current stock price of Prime was used for determining the fair value of the Company’s stock based on the closing price of common stock on the valuation date. An expected volatility based on the average expected volatilities of a sampling of three companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage. The expected dividend rate of 0% is based on management’s plan of operations. The risk-free interest rate is based on the U.S. Treasury 5-year Treasury Bill on the date of measurement. The Company expects that no options will be forfeited.

The fair value of the 16,100 outstanding unvested shares of $159,866 at December 31, 2012 will be recognized when the performance completion date has occurred and the options vest.

Share-based compensation expense from non-employee stock options totaled $180,750, $209,606 and $424,730 for the year ended December 31, 2012, for the year ended December 31, 2011 and for the period from February 4, 2010 (inception) to December 31, 2012, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 9 — Subsequent Events

As of the date of this report, the Company entered into three additional non-interest bearing unsecured promissory notes with one director of the Company in a principal amount total of $210,000. The notes shall be repaid on the earlier of consummation of a Business Combination or liquidation of the Company.

On February 22, 2013, a binding letter of intent (“LOI”) was entered into by and between us and BHN, Srl. (“BHN”) setting forth terms for an acquisition by us of a newly formed entity that is not affiliated with BHN (“Target”), which will, directly or indirectly, own a portfolio of real estate properties in southern Europe (see note 1).

A special meeting of shareholders was held on Wednesday, March 27, 2013 to effect Prime to continue our existence for an additional six months until September 30, 2013 (see note 1).

On February 25, 2013, the Company, BHN and certain funds affiliated with AQR Capital Management, LLC (collectively, the “AQR Funds”) entered into agreements, pursuant to which the Company has granted the AQR Funds the right to put an aggregate of 535,000 ordinary shares to the combined company at a price of $10.55 per share for a period of four months following completion of the Acquisition. Pursuant to the agreements and in exchange for receiving the put right, the AQR Funds agreed not to tender any shares held by them in the Extension Tender Offer or in any future issuer tender offer that the Company may conduct in connection with a business combination. In connection with the put arrangement, the Company paid the AQR Funds a fee of $0.10 per share (an aggregate of $53,500) and will pay an additional fee of $0.20 per share (an aggregate of $107,000) on the three month anniversary of the execution of the put agreements. Chardan Capital Markets, LLC will also receive a fee of $0.20 per share (an aggregate of $107,000) upon closing of the Acquisition. The parties also agreed to place $10.02 per share (an aggregate of $5,360,700) into escrow following completion of the Acquisition until the put rights are exercised or expire.

Following approval of the Extension, the Extension Tender Offer expired at 5:00 p.m., United States Eastern Time on the evening of Thursday, March 28, 2013. Pursuant to the terms of the Extension Tender Offer, 3,008,955 of our ordinary shares were tendered and accepted for redemption by the Company for an aggregate purchase price of $30,149,729.10, leaving approximately $6,456,366 in the Company’s Trust Account to cover expenses such as deferred underwriter fees of $1,022,833 and the February 25, 2013 agreement the Company, BHN and the AQR Funds. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with a business combination.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Geographical Risk [Policy Text Block]

Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, investments held in trust, prepaid expenses, accrued expenses, and due to related parties.

Investments Held In Trust [Policy Text Block]

Investments Held in Trust

Investment securities consist of United States Treasury securities. The Company classifies its securities as held-to-maturity in accordance with FASB Accounting Standards Codification (“ASC”) 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company was incorporated as a Cayman Island exempted company and therefore the Company is not currently subject to income tax. Upon consummation of an acquisition as contemplated, the Company may be subject to income tax depending on the jurisdiction and nature of the merged entity’s operations.

Redeemable Common Stock [Policy Text Block]

Redeemable Common Stock

The Company accounts for redeemable common stock in accordance with ASC 480-10-S99 “Classification and Measurement of Redeemable Securities,” which provides that securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity. Accordingly, 3,031,969 shares of common stock sold in the Offering are classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value in the period they occur and adjusts the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Compensation

Share-based compensation expense related to non-employee options is recognized in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” for equity instruments issued to other than employees for acquiring goods and/or services.

The Company estimates the fair value of option awards using the Black-Scholes option pricing model. Determining the fair value of awards under this model represents management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled an additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	For the year ended December 31, 2012	For the year ended December 31, 2011
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

The warrants and options are always excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

The adoption of recently effective accounting standards FASB ASU No. 2011-11, 2011-10, 2011-04, 2010-29, 2010-13, 2010-09, 2010-06, 2010-05, 2010-04, did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

Potentially dilutive securities include:

	For the year ended December 31, 2012	For the year ended December 31, 2011
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

Investments Held in Trust (Tables)	12 Months Ended
Dec. 31, 2012
Investments Held In Trust [Abstract]
Investments Held In Trust [Table Text Block]

The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held-to-maturity securities at December 31, 2012 are as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Cash	$621,177	$-	$-	$621,177
Held-to-Maturity:
United States Treasury Securities	35,999,756	244	-	36,000,000
Total Investments Held in Trust	$36,620,933	$244	$-	$36,621,177

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to December 31, 2012:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.46	530,679
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	5.46	534,001
Granted	5,000	0.001	5.00	48,246
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2012	60,000	0.001	4.44	595,140
Exercisable at December 31, 2012	43,900	0.001	4.44	435,444

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to December 31, 2012:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	55,000
Vested	(3,563)
Cancelled	-
Unvested at December 31, 2010	51,437
Granted	-
Vested	(21,850)
Cancelled	-
Unvested December 31, 2011	29,587
Granted	5,000
Vested	(18,487)
Cancelled	-
Unvested December 31, 2012	16,100

Schedule Of Vested Restricted Stock Units Activity Table Text Block [Table Text Block]

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from February 4, 2010 (inception) to December 31, 2012
Stock Price	$9.39 - $12.11
Risk-free interest rate	1.15% - 2.33%
Expected term (in years)	4.44
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0%

Organization and Plan of Business Operations (Details Textual) (USD $)	1 Months Ended		12 Months Ended		35 Months Ended		1 Months Ended
	May 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 22, 2013	Mar. 28, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member]	Feb. 25, 2013 Aqr Funds [Member]	Feb. 25, 2013 Aqr Funds [Member] Subsequent Event [Member]	Feb. 25, 2013 Chardan Capital Markets [Member] Subsequent Event [Member]	Mar. 28, 2013 Maximum [Member] Aqr Funds [Member] Subsequent Event [Member]	May 31, 2011 Under Writer [Member]
Proceeds from initial public offering		$ 34,712,656	$ 0	$ 36,000,000	$ 36,000,000								$ 518,096
Deferred underwriters fees		1,008,000	1,022,833	1,022,833	1,022,833								14,833
Proceeds from private placement of insider warrants		1,638,800	0	1,638,800	1,638,800
Shares Issued During Period In Excess Of Over Allotment To Under Writers	52,975
Business Combination, Control Obtained Description			In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering ("Public Shares") exercise their redemption rights, including shares redeemed in connection with the Extension, the Business Combination will not be consummated.
Business Combination Shares Conversion Price Per Share			$ 10.02
Stock Issued During Period, Shares, New Issues				3,600,000
Assets Held-in-trust			36,620,933		36,620,933
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Acquisition, Purchase Price Allocation, Liabilities Assumed						175,000,000
Sale of Stock, Price Per Share		$ 10
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net, Total						200,000,000
Business Acquisition, Share Price								$ 10.02		$ 10.55
Stock Redeemed or Called During Period, Shares							3,008,955					23,014
Stock Redeemed or Called During Period, Value							30,149,729.1
Stock Issued During Period, Shares, Acquisitions										535,000
Put Agreement Fee Per Share									$ 0.1		$ 0.2
Put Agreement Fee										53,500	107,000
Additional Put Agreement Fee Per Share										$ 0.2
Additional Put Agreement Fee										107,000
Stock Issued During Period, Value, Acquisitions								5,360,700
Business Combination, Acquisition Related Costs			520,672
Expenses Paid By Legal Counsel On Behalf Of Entity			1,829
Payments for Legal Settlements			$ 514,648		$ 514,648

Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number Diluted Shares Outstanding Adjustment	7,140,050	7,135,050
Warrant [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	7,080,050	7,080,050
Options Held [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	60,000	55,000

Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	May 10, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares issued			4,894,983	4,894,983	1,564,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Treasury Stock, Shares, Retired	165,592	156,400
Ordinary shares, subject to possible redemption, shares			3,031,969	3,031,969

Initial Public Offering (Details Textual) (USD $)	1 Months Ended			12 Months Ended		35 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	May 31, 2011	Mar. 24, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2010	Mar. 28, 2013 Subsequent Event [Member]	Dec. 31, 2011 Unit Purchase Option [Member]	May 31, 2011 Underwriters [Member]	Mar. 31, 2011 Shareholder [Member]	Mar. 24, 2011 Shareholder [Member]	Mar. 28, 2013 Aqr Funds [Member] Maximum [Member] Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues					3,600,000
Sale of Stock, Price Per Share			$ 10
Proceeds from initial public offering			$ 34,712,656	$ 0	$ 36,000,000	$ 36,000,000					$ 540,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Warrant Right Common Stock Excercise Price							7.5
Class Of Warrant Or Right Redemption Convenant Description				The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days' notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given.
Shares Issued During Period In Excess Of Over Allotment To Under Writers	52,975
Shares Issued During Period Value In Excess Of Over Allotment To Underwriters	529,750
Stock Issued During Period Shares New Issues Including Stock Issued To Underwriters					3,652,975
Stock Issued During Period Value New Issues Including Stock Issued To Underwriters					36,529,750
Amount Deposited In Trust					36,606,096
Proceeds from private placement of insider warrants			1,638,800	0	1,638,800	1,638,800
Underwriter Commission Percentage					5.00%
Class Of Warrant Or Right Purchased													2,185,067
Proceeds from Issuance of Warrants												1,638,800
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.75
Unit Purchase Option Issue Price		100
Deferred underwriters fees			1,008,000	1,022,833	1,022,833	1,022,833
Discount On Underwriter Commission Percentage					2.80%
Proceeds From Unit Purchase Option					215,000
Unit Purchase Option Excercise Price		$ 12
Noninterest Expense Offering Cost		100
Unit Purchase Option Fair Value			1,220,400
Unit Purchase Option Price Per Unit		$ 3.39
Fair Value Assumptions, Expected Volatility Rate										43.55%
Fair Value Assumptions, Risk Free Interest Rate										1.44%
Stock Redeemed or Called During Period, Shares									3,008,955					23,014
Stock Redeemed or Called During Period, Value									$ 30,149,729.1

Investments Held in Trust (Details) (USD $)	Dec. 31, 2012
Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost	$ 36,620,933
Held-to-maturity Securities, Gross Unrecognized Gains	244
Held-to-maturity Securities, Gross Unrecognized Losses	0
Held-to-maturity Securities, Fair Value	36,621,177
Cash [Member]
Held-to-maturity Securities, Amortized Cost	621,177
Held-to-maturity Securities, Gross Unrecognized Gains	0
Held-to-maturity Securities, Gross Unrecognized Losses	0
Held-to-maturity Securities, Fair Value	621,177
Us Treasury Securities [Member] | Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost	35,999,756
Held-to-maturity Securities, Gross Unrecognized Gains	244
Held-to-maturity Securities, Gross Unrecognized Losses	0
Held-to-maturity Securities, Fair Value	$ 36,000,000

Investments Held in Trust (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Oct. 04, 2012	Dec. 31, 2012
Debt Instrument, Maturity Date Range, Start		Apr 5, 2012
Debt Instrument, Maturity Date Range, End		Oct 4, 2012
Debt Instrument, Unamortized Discount		$ 244
Us Treasury Securities [Member]
Held-to-maturity Securities, Debt Maturities, Date		Jan 3, 2013
Six Month T Bills [Member]
Held-to-maturity Securities, Debt Maturities, Date		Jan 3, 2013
Investment Income, Interest	26,359	7,066
Reinvestment In Debt	$ 35,992,690

Related Party Transactions and Balances (Details Textual) (USD $)	1 Months Ended	12 Months Ended		35 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Long-term Debt, Gross	$ 60,000	$ 60,000		$ 60,000
Interest Paid		122,092	164,638	299,489
Kaiyuan Real Estate Development [Member]
Business Combination Separately Recognized Transactions Expenses Agreed Per Month	7,500
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized		70,495	67,984	138,479
Business Combination, Separately Recognized Transactions, Liabilities Recognized	138,479	138,479		138,479
Executives [Member]
Interest Payable	$ 137,291	$ 137,291		$ 137,291

Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 0
Us Treasury Securities [Member]
Payments to Acquire Investments	$ 36,000,000

Shareholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended
	May 10, 2011	May 31, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Within Twelve Months Of Business Combination [Member]	Dec. 31, 2012 Twelve To Fourteeen Months Of Business Combination [Member]	May 10, 2011 Under Writer [Member]
Ordinary shares, shares Authorized				50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued				4,894,983	4,894,983	1,564,000
Ordinary shares, shares outstanding				4,894,983	4,894,983	1,564,000
Treasury Stock, Shares, Retired	165,592		156,400
Stock Issued During Period, Shares, New Issues				3,600,000					3,600,000
Forfeiture Of Founder Share Convenient Description							In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company's ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination.	An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company's ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.
Shares Issued During Period In Excess Of Over Allotment To Under Writers		52,975

Share-Based Compensation (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Outstanding	0	55,000	55,000
Number of Shares Granted	55,000	5,000	0
Number of Shares Exercised	0	0	0
Number of Shares Cancelled	0	0	0
Number of Shares Outstanding	55,000	60,000	55,000
Number of Shares Exercisable at December 31, 2012		43,900
Weighted Average Exercise Price Per Share Outstanding, Beginning (in dollars per share)	$ 0	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Granted (in dollars per share)	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Exercised (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Exercise Price per Share Canceled (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share Outstanding, Ending (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Exercisable at December 31, 2012 (in dollars per share)		$ 0.001
Weighted Average Remaining Contractual Term (in Years) Outstanding	6 years 5 months 16 days	4 years 5 months 9 days	5 years 5 months 16 days
Weighted Average Remaining Contractual Term (in years) Granted		5 years
Weighted Average Remaining Contractual Term (in Years) Exercisable at December 31, 2012		4 years 5 months 9 days
Aggregate Intrinsic Value Outstanding	$ 530,679	$ 595,140	$ 534,001
Aggregate Intrinsic Value Granted	0	48,246	0
Aggregate Intrinsic Value Exercisable at December 31, 2012		$ 435,444

Share-Based Compensation (Details 1)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Unvested, Beginning	0	29,587	51,437
Number of Shares Granted	55,000	5,000	0
Number of Shares Vested	(3,563)	(18,487)	(21,850)
Number of Shares Canceled	0	0	0
Number of Shares Unvested, Ending	51,437	16,100	29,587

Share-Based Compensation (Details 2) (USD $)	35 Months Ended
Dec. 31, 2012
Risk-free interest rate minimum	1.15%
Risk-free interest rate maximum	2.33%
Expected term (in years)	4 years 5 months 9 days
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0.00%
Minimum [Member]
Stock Price	9.39
Maximum [Member]
Stock Price	12.11

Share-Based Compensation (Details Textual) (USD $)	1 Months Ended		11 Months Ended	12 Months Ended				12 Months Ended				35 Months Ended	12 Months Ended
	Nov. 30, 2010	Feb. 28, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2010	Feb. 25, 2010	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Non Employee Stock Options [Member]	Dec. 31, 2011 Non Employee Stock Options [Member]	Dec. 31, 2012 Non Employee Stock Options [Member]	Dec. 31, 2012 Contingently Issuable Shares [Member] Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		20,000	55,000	60,000	0	220,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	200,000	35,000		5,000
Allocated Share-based Compensation Expense										$ 180,750	$ 209,606	$ 424,730
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted								40,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 159,866
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			55,000	5,000	0				9,500				10,500

Subsequent Events (Details Textual) (USD $)	Dec. 31, 2012	Mar. 28, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member]	Feb. 25, 2013 Aqr Funds [Member]	Feb. 25, 2013 Aqr Funds [Member] Subsequent Event [Member]	Mar. 28, 2013 Aqr Funds [Member] Maximum [Member] Subsequent Event [Member]	Feb. 25, 2013 Chardan Capital Markets [Member] Subsequent Event [Member]	Mar. 28, 2013 Trust For Benefit Of Employees [Member] Subsequent Event [Member]
Debt Instrument, Face Amount	$ 210,000
Stock Issued During Period, Shares, Acquisitions					535,000
Business Acquisition, Share Price			$ 10.02		$ 10.55
Stock Issued During Period, Value, Acquisitions			5,360,700
Put Agreement Fee Per Share				$ 0.1			$ 0.2
Put Agreement Fee					53,500		107,000
Additional Put Agreement Fee Per Share					$ 0.2
Additional Put Agreement Fee					107,000
Stock Redeemed or Called During Period, Shares		3,008,955				23,014
Stock Redeemed or Called During Period, Value		30,149,729.1						6,456,366
Deferred Underwriter Fees			$ 1,022,833